RELATED PARTY BALANCE AND TRANSCATIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Balance And Transcations 1		$ 31,812,188
Related Party Balance And Transcations 2		0
Related Party Balance And Transcations 3		1,603,266
Related Party Balance And Transcations 4		365,876
Related Party Balance And Transcations 5		936,698
Related Party Balance And Transcations 6		1,527,203
Related Party Balance And Transcations 7		15,244,809
Related Party Balance And Transcations 8		7,573,098
Related Party Balance And Transcations 9		4,703,287
Related Party Balance And Transcations 10		0
Related Party Balance And Transcations 11		15,450,433
Related Party Balance And Transcations 12		13,498,213
Related Party Balance And Transcations 13		543,391,510
Related Party Balance And Transcations 14		450,299,668
Related Party Balance And Transcations 15		3,006,870
Related Party Balance And Transcations 16		5,267,131
Related Party Balance And Transcations 17		932,420
Related Party Balance And Transcations 18		28,593
Related Party Balance And Transcations 19		2,941,200
Related Party Balance And Transcations 20		0.999%
Related Party Balance And Transcations 1	0
Related Party Balance And Transcations 2	31,812,188
Related Party Balance And Transcations 3	1,195,612
Related Party Balance And Transcations 4	1,603,266
Related Party Balance And Transcations 5	297,546
Related Party Balance And Transcations 6	365,876
Related Party Balance And Transcations 7	1,792,569
Related Party Balance And Transcations 8	936,698
Related Party Balance And Transcations 9	4,219,045
Related Party Balance And Transcations 10	6,358,114
Related Party Balance And Transcations 11	1,057,131
Related Party Balance And Transcations 12	2,861,763
Related Party Balance And Transcations 13	12,874,129
Related Party Balance And Transcations 14	0
Related Party Balance And Transcations 15	345,730,177
Related Party Balance And Transcations 16	403,725,352
Related Party Balance And Transcations 17	0
Related Party Balance And Transcations 18	0
Related Party Balance And Transcations 19	86,103,218
Related Party Balance And Transcations 20	139,428,211
Related Party Balance And Transcations 21	1,889,770
Related Party Balance And Transcations 22	2,610,339
Related Party Balance And Transcations 23	390,409
Related Party Balance And Transcations 24	1,021,332
Related Party Balance And Transcations 25	1,688,479
Related Party Balance And Transcations 26	404,042
Related Party Balance And Transcations 27	564,500
Related Party Balance And Transcations 28	389,243
Related Party Balance And Transcations 29	$ 3,817,500
Related Party Balance And Transcations 30	25,000,000
Related Party Balance And Transcations 31	0.999%